Note 10 - Goodwill	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Goodwill Disclosure [Text Block]
10.	Goodwill

	FirstService	FirstService
	Residential	Brands	Consolidated

Balance, December 31, 2020	$227,736	$476,002	$703,738
Goodwill acquired during the year	25,471	111,123	136,594
Goodwill disposed during the year	(1,150)	-	(1,150)
Other items	4,241	(198)	4,043
Foreign exchange	137	-	137
Balance, December 31, 2021	256,435	586,927	843,362
Goodwill acquired during the year	2,219	37,787	40,006
Other items	2,562	2,117	4,679
Foreign exchange	(1,412)	(549)	(1,961)
Balance, December 31, 2022	$259,804	$626,282	$886,086

Goodwill represents the excess of purchase price over the value assigned to the net tangible and identifiable intangible assets of businesses acquired. A test for goodwill impairment is required to be completed annually, in the Company’s case as of August 1, or more frequently if events or changes in circumstances indicate the asset might be impaired. Based on the quantitative assessment in 2022, the Company has concluded that goodwill is not impaired. There were no triggering events since the impairment test in August.